Organization and Principal Activities - Balances and Amounts of Company's WFOEs and VIEs (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2016
Variable Interest Entities [Line Items]
Total current assets	$ 2,941,914	$ 2,326,262
Total assets	3,977,712	2,924,979	$ 2,354,834
Total current liabilities	1,750,884	1,202,681
Total liabilities	1,763,017	1,204,901
Net revenues	2,447,430	1,799,509	1,478,348
Net income	296,130	274,457	224,884
Net cash provided by operating activities	781,127	622,694	524,313
Net cash used in investing activities	(406,716)	(672,264)	(309,737)
Net cash provided by (used in) financing activities	(74,881)	4,792	(916)
Variable interest entities (VIEs) [Member]
Variable Interest Entities [Line Items]
Total current assets	2,081,374	1,590,750
Total non-current assets	750,316	488,709
Total assets	2,831,690	2,079,459
Total current liabilities	1,674,857	1,137,288
Total non-current liabilities	13,782	2,174
Total liabilities	1,688,639	1,139,462
Net revenues	2,417,203	1,777,864	1,443,851
Net income	479,190	333,456	313,828
Net cash provided by operating activities	711,591	454,753	457,267
Net cash used in investing activities	(429,265)	(459,532)	(286,235)
Net cash provided by (used in) financing activities	$ (96,429)	$ 4,250	$ 63,328